Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2017